Pipe Escrow Account (Details) - USD ($) $ in Thousands				6 Months Ended		12 Months Ended
	Jul. 01, 2024	Sep. 07, 2023	Jul. 31, 2021	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 07, 2024	Nov. 14, 2023	Aug. 29, 2023	Sep. 30, 2022
Pipe Escrow Account [Line Items]
Escrow account				$ 100,000		$ 100,000
Transfer amount										$ 200,000
Pledgee minimum annual return				15.00%		15.00%
Accrued interest rate			12.00%
Sum of amount credit into escrow account						$ 100,000		$ 100,000
Annual return percentage				15.00%		15.00%
Description of market share price				NWTN’s market share price (VWAP of 10 days,1 month, 3 months) and PIPE Investor’s share selling plan for the following 6 months, if any, is to be evaluated on a quarterly basis. At times of market price of NWTN’s shares drop below US$10.26 and the total difference between market price and US$10.26 (plus the shortage to make guaranteed 15%minimum annual return) exceeds the escrow account balance of US$100 million, NWTN should deposit additional funds to make up the difference.		NWTN’s market share price (VWAP of 10 days,1 month, 3 months) and PIPE Investor’s share selling plan for the following 6 months, if any, is to be evaluated on a quarterly basis. At times of market price of NWTN’s shares drop below US$10.26 and the total difference between market price and US$10.26 (plus the shortage to make guaranteed 15%minimum annual return) exceeds the escrow account balance of US$100 million, NWTN should deposit additional funds to make up the difference.
Funds redirected to operating account				$ 100,000		$ 100,000
Financial expenses				900
Amounts due from the Pledgors						$ 30,000			$ 30,000
Fund usage fee	$ 10,000
Financial expense	10,000			$ 1,454	$ 12,058
Loan agreement [Member]
Pipe Escrow Account [Line Items]
Interest rate		10.00%
Transfer amount	10,000	$ 10,000
PIPE Subscription Agreement [Member]
Pipe Escrow Account [Line Items]
Escrow account												$ 200,000
NWTN [Member]
Pipe Escrow Account [Line Items]
Pledge description				To cover Pledgee’s PIPE investment in NWTN by reimbursing the Pledgee the difference between the sales price of Pledgee’s NWTN stocks in open market and the US$10.26 book value of Pledgee’s holding shares, if the sales price is lower than the US$10.26 book value, for a period of 24 months.		To cover Pledgee’s PIPE investment in NWTN by reimbursing the Pledgee the difference between the sales price of Pledgee’s NWTN stocks in open market and the US$10.26 book value of Pledgee’s holding shares, if the sales price is lower than the US$10.26 book value, for a period of 24 months.
Accrued interest rate				15.00%		15.00%
PIPE Investors [Member]
Pipe Escrow Account [Line Items]
Accrued interest rate				15.00%		15.00%
Financial expenses					$ 15,000	$ 26,100	$ 30,000	$ 3,900
Advance payments						$ 45,000	$ 15,000
Amounts due from the Pledgors	$ 45,000										$ 15,000
Minimum [Member] | NWTN [Member]
Pipe Escrow Account [Line Items]
Pledgee minimum annual return				15.00%		15.00%